Document And Entity Information	12 Months Ended
Jun. 30, 2025 shares
Document Information Line Items
Entity Central Index Key	0001966750
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--06-30
Document Period End Date	Jun. 30, 2025
Document Fiscal Year Focus	2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-42000
Entity Registrant Name	ZHIBAO TECHNOLOGY INC.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Floor 3, Building 6
Entity Address, Address Line Two	Wuxing Road, Lane 727
Entity Address, Address Line Three	Pudong New Area
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	201204
Title of 12(b) Security	Class A ordinary shares, of par value US$0.0001 per share
Trading Symbol	ZBAO
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Amendment Description	Zhibao Technology Inc. (the “Company”) is filing this Amendment No. 1 to the Company’s Annual Report on Form 20-F (the “Amendment”) for the fiscal year ended June 30, 2025, as filed with the United States Securities and Exchange Commission (“Commission”) on January 9, 2026, solely to file certain exhibits thereto.As required by Rule 12b-15 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), the certifications required by Rule 13a-14(a) under the Exchange Act are also being filed as exhibits to this Amendment.
Amendment Flag	true
Document Fiscal Period Focus	FY
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	16,105,132
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	16,816,692
Business Contact
Document Information Line Items
Entity Address, Address Line One	Floor 3, Building 6
Entity Address, Address Line Two	Wuxing Road, Lane 727
Entity Address, Address Line Three	Pudong New Area
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	201204
Contact Personnel Name	Botao Ma
City Area Code	+86
Local Phone Number	(21) -5089-6502
Contact Personnel Email Address	ir@zhibao-tech.com